Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Balance at beginning of period	$ 259	$ 239
Transfers from contract assets recognized at beginning of year to receivables.	(254)	(234)
Increases as a result of new contract assets recognized during the year	256	249
Other (including exchange)	(10)	5
Balance at end of period	$ 251	$ 259